Financial Risk Management - Disaggregation of Structured Finance Loans and Advances (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024
Disclosure of credit risk exposure [line items]
Loans and advances	¥ 125,190,819	¥ 121,716,465
Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Loans and advances	126,824,274	123,186,120
Gross carrying amount [member] | Real estate finance [member]
Disclosure of credit risk exposure [line items]
Loans and advances	6,235,358	5,647,338
Gross carrying amount [member] | Project finance [member]
Disclosure of credit risk exposure [line items]
Loans and advances	7,028,222	7,119,699
Gross carrying amount [member] | Other structured finance [Member]
Disclosure of credit risk exposure [line items]
Loans and advances	532,616	548,828
Gross carrying amount [member] | Structured finance [member]
Disclosure of credit risk exposure [line items]
Loans and advances	¥ 13,796,196	¥ 13,315,865